Operating Segment Information	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Operating Segment Information
12.	OPERATING SEGMENT INFORMATION

(1)

The Company determined its operating segments based on business activities with discrete financial information regularly reported through the Company’s internal reporting protocols to the Company’s chief operating decision maker. The Company is organized into business units based on its products and services. As of December 31, 2018, the Company had the following segments: wafer fabrication and new business. There were no material differences between the accounting policies described in Note 4 and those applied by the operating segments. The primary operating activity of the wafer fabrication segment is the manufacture of chips to the design specifications of our customers by using our own proprietary processes and techniques. The Company maintains a diversified customer base across industries, including communication, consumer electronics, computer, memory and others, while continuing to focus on manufacturing for high growth, large volume applications, including networking, telecommunications, internet, multimedia, PCs and graphics. New business segment primarily includes researching, developing, manufacturing, and providing solar energy and new generation light-emitting diode (LED).

Reportable segment information for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the year ended December 31, 2016
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$147,444,265	$425,859	$147,870,124	$—	$147,870,124
Operating revenues from sales among intersegments	—	6,547	6,547	(6,547)	—
Segment net income (loss), net of tax	4,218,948	(1,661,885)	2,557,063	1,611,499	4,168,562
Capital expenditure	91,542,436	18,203	91,560,639	—	91,560,639
Depreciation	49,288,201	402,834	49,691,035	—	49,691,035
Share of profit or loss of associates and joint ventures	(1,285,380)	(210,746)	(1,496,126)	1,180,460	(315,666)
Income tax expense (benefit)	992,580	(9,017)	983,563	(431,039)	552,524
Impairment loss	1,296,529	781,045	2,077,574	—	2,077,574

	For the year ended December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$148,939,836	$344,870	$149,284,706	$—	$149,284,706
Operating revenues from sales among intersegments	—	13,600	13,600	(13,600)	—
Segment net income (loss), net of tax	6,728,620	(665,895)	6,062,725	616,504	6,679,229
Capital expenditure	44,229,488	6,788	44,236,276	—	44,236,276
Depreciation	50,737,240	227,880	50,965,120	—	50,965,120
Share of profit or loss of associates and joint ventures	(258,959)	(32,619)	(291,578)	449,415	157,837
Income tax expense	1,167,154	3	1,167,157	(174,676)	992,481
Impairment loss	632,207	318,128	950,335	—	950,335

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Operating revenues from external customers	$151,023,932	$228,639	$151,252,571	$—	$151,252,571
Operating revenues from sales among intersegments	—	19,290	19,290	(19,290)	—
Segment net income (loss), net of tax	2,688,331	(602,809)	2,085,522	1,162,275	3,247,797
Capital expenditure	19,589,770	305	19,590,075	—	19,590,075
Depreciation	49,777,242	171,347	49,948,589	—	49,948,589
Share of profit or loss of associates and joint ventures	(1,201,986)	(23,245)	(1,225,231)	608,566	(616,665)
Income tax expense (benefit)	(456,058)	(2,595)	(458,653)	(671,224)	(1,129,877)
Impairment loss	46,225	—	46,225	—	46,225

	As of December 31, 2017
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$392,370,323	$3,030,057	$395,400,380	$(4,268,160)	$391,132,220

Segment liabilities	$178,362,985	$1,700,045	$180,063,030	$1,448,192	$181,511,222

	As of December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination (Note)	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Segment assets	$363,529,040	$1,263,368	$364,792,408	$(2,195,179)	$362,597,229

Segment liabilities	$157,000,054	$1,068,722	$158,068,776	$130,970	$158,199,746

Note: The adjustments primarily consisted of intragroup elimination entries and GAAP difference adjustments.

(2)	Geographic information

Non-current assets

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$114,047,141	$90,046,190
Singapore	18,501,088	16,881,746
China (includes Hong Kong)	80,180,759	73,627,957
USA	29,866	31,919
Europe	165,590	155,489
Others	60	232

Total	$212,924,504	$180,743,533

Non-current assets include property, plant and equipment, intangible assets, prepayment for equipment and other noncurrent assets.

(3)	Major customers

Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Customer A from wafer fabrication segment	$13,324,560	$15,632,722	$15,357,470
Customer B from wafer fabrication segment	20,816,001	10,499,880	5,057,335

Total	$34,140,561	$26,132,602	$20,414,805